Goldman Sachs JUST US Large Cap Equity ETF Investment Strategy - Goldman Sachs JUST US Large Cap Equity ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index. The Index is designed to deliver exposure to equity securities of large capitalization U.S. issuers that engage in “just business behavior” based on rankings produced by JUST Capital Foundation, Inc. (the “Index Provider”). The Index Provider publishes an annual ranking of issuers in the Russell 1000® Index (the “Reference Index”) based on their quantitative performance assessment of certain issue areas which, for the rankings published in 2025, were: how they treat their workers, their customers, the communities they interact with, the environment, and their shareholders. The Index Provider seeks to encourage greater accountability in the business community and drive positive change among large publicly-traded U.S. corporations by (a) defining business behaviors that the American public cares most about (through extensive qualitative and quantitative survey research), (b) developing metrics that correspond to these issues in accordance with a robust, transparent methodology, (c) ranking the largest publicly traded U.S. companies on the basis of these metrics, and (d) developing tools and products that allow investors to direct capital towards more “just” companies. The Index is a market capitalization-weighted index that consists of the top-ranked 50% of companies in the Reference Index by industry, based on the most recent rankings by the Index Provider. On the annual Index reconstitution date, Index constituent weights are adjusted such that the Index is industry neutral and matches the Reference Index’s industry weights, based on the Industry Classification Benchmark (“ICB”) industry classification. As of December 1, 2025, the Index consisted of 449 securities with a market capitalization range of between approximately $1.5 billion and $4.3 trillion, and an average market capitalization of approximately $125.7 billion. The Index is normally rebalanced on a quarterly basis in accordance with the published schedule of the Reference Index. The components of the Index may change over time. The Index Provider determines whether an issuer is a U.S. issuer by reference to the index methodology of the Reference Index. FTSE Russell, which constructs the Reference Index, will deem an issuer to be a U.S. issuer if it is incorporated in, has a stated headquarters in, and trades in the U.S.; if any of these do not match, the Reference Index methodology provides for consideration of certain additional factors. Given the Fund’s investment objective of attempting to track the Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. However, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in the approximate Index weight. In these circumstances, the Fund may purchase a sample of securities in the Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques. The Index is calculated by Frank Russell Company (“Russell” or the “Calculation Agent”) in accordance with the methodology and constituent list developed and provided by the Index Provider. The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “Investment Company Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund may invest a larger percentage of its assets in fewer issuers than diversified funds. The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that the Index is concentrated.